Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—162.2%
ARGENTINA—1.5%
Telecom Argentina SA, 8.00%, 07/18/2026(a)(b)		$3,120,000	$2,727,592
BRAZIL—1.2%
InterCement Financial Operations BV, 5.75%, 07/17/2024(a)(b)		3,000,000	2,250,000
CANADA—3.3%
Husky III Holding Ltd., 13.00%, 02/15/2025(a)(b)(c)		4,495,000	4,375,448
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)(b)		1,875,000	1,678,125
Total Canada			6,053,573
CHINA—0.6%
China Evergrande Group, 9.50%, 04/11/2022(a)		3,304,000	277,941
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)(b)(d)		7,510,000	735,571
Total China			1,013,512
DENMARK—2.1%
DKT Finance ApS, 9.38%, 06/17/2023(a)(b)		4,000,000	3,810,000
FRANCE—6.4%
CAB SELAS, 3.38%, 02/01/2028(a)(b)	EUR	1,800,000	1,600,177
Iliad Holding SASU, 7.00%, 10/15/2028(a)(b)		$3,068,000	2,944,835
La Financiere Atalian SASU, 4.00%, 05/15/2024(a)(b)	EUR	2,000,000	1,967,446
Loxam SAS, 5.75%, 07/15/2027(a)(b)		3,500,000	3,022,712
Mobilux Finance SAS, 4.25%, 07/15/2028(a)(b)		3,000,000	2,232,481
Total France			11,767,651
GEORGIA—0.3%
Bank of Georgia JSC, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024(a)(e)		$526,000	510,878
GERMANY—8.4%
CT Investment GmbH, 5.50%, 04/15/2026(a)(b)	EUR	3,400,000	2,946,774
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(e)	GBP	1,600,000	1,777,793
HT Troplast GmbH, 9.25%, 07/15/2025(a)(b)	EUR	4,865,000	4,412,006
Nidda Healthcare Holding GmbH, 3.50%, 09/30/2024(a)(b)		3,000,000	2,844,056
PrestigeBidCo GmbH, 3 mo. Euribor + 6.000%, 7.00%, 07/15/2027(a)(b)(f)		2,176,000	2,004,918
Standard Profil Automotive GmbH, 6.25%, 04/30/2026(a)(b)		2,500,000	1,463,064
Total Germany			15,448,611
ISRAEL—1.7%
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 05/09/2030(b)		3,500,000	3,147,913
	Shares or Principal Amount		Value

ITALY—3.1%
Gamma Bidco SpA, 6.25%, 07/15/2025(a)(b)	EUR	1,000,000	$983,723
Gamma Bondco Sarl, 8.13%, 11/15/2026(a)(b)(c)		5,500,000	4,778,082
Total Italy			5,761,805
LUXEMBOURG—27.2%
Albion Financing 2Sarl, 8.75%, 04/15/2027(a)(b)		$6,485,000	5,804,075
Altice Finco SA, 4.75%, 01/15/2028(a)(b)	EUR	5,000,000	4,145,178
Altice France Holding SA
10.50%, 05/15/2027(a)(b)		$2,700,000	2,549,880
6.00%, 02/15/2028(a)(b)		10,000,000	7,719,300
Cidron Aida Finco Sarl, 6.25%, 04/01/2028(a)(b)	GBP	2,993,000	3,152,817
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)(b)	EUR	831,000	705,023
Garfunkelux Holdco 3 SA
7.75%, 11/01/2025(a)(b)	GBP	4,214,000	4,449,278
7.75%, 11/01/2025(a)(b)		3,000,000	3,167,497
Herens Midco Sarl, 5.25%, 05/15/2029(a)(b)	EUR	2,000,000	1,432,096
HSE Finance Sarl, 5.63%, 10/15/2026(a)(b)		625,000	459,086
LHMC Finco 2 Sarl, 7.25%, 10/02/2025(a)(b)(c)		6,407,027	5,598,796
Monitchem HoldCo 2 SA
9.50%, 09/15/2026(a)(b)		2,000,000	1,908,621
9.50%, 09/15/2026(a)(b)		3,150,000	3,006,077
Summer BC Holdco A Sarl, 9.25%, 10/31/2027(a)(b)		6,397,473	5,687,611
Total Luxembourg			49,785,335
MAURITIUS—0.7%
Axian Telecom, 7.38%, 02/16/2027(a)(b)		$1,447,000	1,329,446
MEXICO—5.3%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		1,079,000	930,314
Petroleos Mexicanos
6.49%, 01/23/2027(b)		4,200,000	3,813,600
4.75%, 02/26/2029(a)	EUR	1,400,000	1,120,245
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)(b)		$1,500,000	1,195,301
Unifin Financiera SAB de CV
(fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025(a)(e)		2,000,000	522,000
8.38%, 01/27/2028(a)(b)		4,000,000	2,039,682
Total Mexico			9,621,142
NETHERLANDS—4.6%
Samvardhana Motherson Automotive Systems Group BV, 1.80%, 07/06/2024(a)	EUR	380,000	354,271
Sigma Holdco BV, 7.88%, 05/15/2026(a)(b)		$4,300,000	2,579,398
Summer BidCo BV
9.00%, 11/15/2025(a)(b)(c)	EUR	2,914,673	2,415,325
9.00%, 11/15/2025(a)(b)(c)		3,769,044	3,133,339
Total Netherlands			8,482,333

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
NIGERIA—1.4%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(b)		$2,860,000	$2,541,796
PORTUGAL—1.5%
Novo Banco SA, (fixed rate to 07/06/2023, variable rate thereafter), 8.50%, 07/06/2028(a)(b)	EUR	3,000,000	2,670,616
SPAIN—0.3%
Cirsa Finance International Sarl, 6.25%, 12/20/2023(a)(b)		568,944	564,045
SWEDEN—5.1%
DDM Debt AB, 9.00%, 04/19/2026(a)(b)		6,400,000	5,494,539
Intrum AB, 3.50%, 07/15/2026(a)(b)		4,400,000	3,859,566
Total Sweden			9,354,105
TURKEY—0.5%
Yapi ve Kredi Bankasi AS, (fixed rate to 01/22/2026, variable rate thereafter), 7.88%, 01/22/2031(a)(b)		$983,000	854,030
UKRAINE—0.7%
MHP Lux SA, 6.95%, 04/03/2026(a)		3,000,000	1,265,400
UNITED ARAB EMIRATES—0.1%
Emirates Reit Sukuk Ltd., 5.13%, 12/12/2022(a)		200,000	157,600
UNITED KINGDOM—34.3%
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(a)(b)	EUR	2,700,000	2,048,954
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)(b)	GBP	3,600,000	3,638,786
eG Global Finance PLC, 6.25%, 10/30/2025(a)(b)	EUR	3,000,000	2,842,933
EnQuest PLC
7.00%, 10/15/2023(a)(b)(c)		$13,187,102	12,461,811
7.00%, 10/15/2023(a)(c)	GBP	639,725	751,790
Galaxy Finco Ltd., 9.25%, 07/31/2027(a)(b)		6,300,000	6,985,483
Intu Properties PLC, 11.00%, 12/06/2023		3,567,072	4,338,332
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)(b)		$5,236,000	5,078,501
Jaguar Land Rover Automotive PLC
4.50%, 01/15/2026(a)(b)	EUR	1,000,000	873,280
4.50%, 10/01/2027(a)(b)		$1,700,000	1,309,000
Motion Bondco DAC, 6.63%, 11/15/2027(a)(b)		4,000,000	3,202,231
Punch Finance PLC, 6.13%, 06/30/2026(a)(b)	GBP	2,740,000	2,938,327
Sherwood Financing PLC, 6.00%, 11/15/2026(a)(b)		4,710,000	4,588,670
Stonegate Pub Co. Financing 2019 PLC, 8.00%, 07/13/2025(a)(b)		2,000,000	2,304,686
TalkTalk Telecom Group Ltd., 3.88%, 02/20/2025(a)(b)		1,600,000	1,716,611
Very Group Funding PLC, 6.50%, 08/01/2026(a)(b)		4,095,000	3,892,268
Wheel Bidco Ltd., 6.75%, 07/15/2026(a)(b)		3,783,000	3,823,758
Total United Kingdom			62,795,421
	Shares or Principal Amount		Value

UNITED STATES—51.9%
Adams Homes, Inc., 7.50%, 02/15/2025(a)(b)		$2,023,000	$1,770,125
Affinity Gaming, 6.88%, 12/15/2027(a)(b)		2,139,000	1,853,540
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.75%, 07/15/2027(a)(b)	GBP	3,500,000	3,181,521
ASP Unifrax Holdings, Inc., 7.50%, 09/30/2029(a)(b)		$5,015,000	3,961,850
Banff Merger Sub, Inc.
8.38%, 09/01/2026(a)(b)	EUR	4,200,000	3,949,200
8.38%, 09/01/2026(a)(b)		2,400,000	2,256,686
Carnival Corp.
10.13%, 02/01/2026(a)(b)		1,850,000	1,978,241
7.63%, 03/01/2026(a)(b)		$324,000	278,723
Cimpress PLC, 7.00%, 06/15/2026(a)(b)		3,432,000	2,864,004
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029(a)(b)		1,460,000	1,474,191
8.75%, 04/15/2030(a)(b)		1,567,000	1,494,558
Condor Merger Sub, Inc., 7.38%, 02/15/2030(a)(b)		6,715,000	5,895,602
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(b)		913,000	839,960
6.50%, 10/15/2028(a)(b)		2,576,000	2,291,304
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		3,022,000	2,024,740
CSC Holdings LLC, 7.50%, 04/01/2028(a)(b)		4,000,000	3,670,000
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)(b)		3,088,000	2,594,136
8.75%, 05/15/2030(a)(b)		1,306,000	1,386,828
Goodyear Europe BV, 2.75%, 08/15/2028(a)(b)	EUR	2,000,000	1,703,671
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		$3,825,000	3,287,033
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		3,506,000	2,643,208
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(a)(b)		4,324,000	3,965,238
Michaels Cos., Inc., 5.25%, 05/01/2028(a)(b)		934,000	777,555
Millennium Escrow Corp., 6.63%, 08/01/2026(a)(b)		2,578,000	2,022,673
Minerva Merger Sub, Inc., 6.50%, 02/15/2030(a)(b)		2,853,000	2,581,965
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(a)(b)		2,567,000	2,335,508
10.50%, 05/15/2027(a)(b)		548,000	527,598
NCL Corp. Ltd.
5.88%, 03/15/2026(a)(b)		721,000	588,026
7.75%, 02/15/2029(a)(b)		785,000	629,256
NCL Finance Ltd., 6.13%, 03/15/2028(a)(b)		3,303,000	2,553,318
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(a)(b)		4,814,000	4,030,704
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(a)(b)		4,550,000	3,344,705
Qwest Capital Funding, Inc.
6.88%, 07/15/2028		6,649,000	5,817,875
7.75%, 02/15/2031		1,070,000	937,320
Staples, Inc., 10.75%, 04/15/2027(a)(b)		8,205,000	6,099,597

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Income Credit Strategies Fund

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Viking Cruises Ltd., 5.88%, 09/15/2027(a)(b)		$2,870,000	$2,335,635
Virtusa Corp., 7.13%, 12/15/2028(a)(b)		1,904,000	1,521,391
Weatherford International Ltd.
11.00%, 12/01/2024(a)(b)		125,000	126,286
8.63%, 04/30/2030(a)(b)		3,687,000	3,334,154
Total United States			94,927,925
Total Corporate Bonds			296,840,729
BANK LOANS—3.4%
UNITED KINGDOM—3.4%
Impala Bidco 0 Ltd. GBP Term Loan, 6.19%, 06/08/2028	GBP	1,000,000	1,144,732
Constellation Automotive Ltd. GBP 2nd Lien Term Loan B, 8.69%, 07/30/2029		2,000,000	2,116,950
EG Finco Ltd. 2021 EUR 2nd Lien Term Loan, 7.00%, 04/20/2026	EUR	3,500,000	3,022,712
Total United Kingdom			6,284,394
UNITED STATES—0.0%
La Paloma Generating Co. LLC 2014 2nd Lien Term Loan, 9.70%, 02/20/2022(d)(g)(h)(i)(j)		$4,000,000	–
Total Bank Loans			6,284,394
COMMON STOCKS—0.2%
UNITED STATES—0.2%
California Resources Corp.		9,723	436,174
Total Common Stocks			436,174
WARRANTS—0.2%
UNITED STATES—0.2%
California Resources Corp.(h)(j)		22,363	326,500
Total Warrants			326,500
Shares or Principal Amount		Value

SHORT-TERM INVESTMENTS—4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(k)	7,976,859	$ 7,976,860
Total Short-Term Investments		7,976,860
Total Investments (Cost $385,841,766)—170.3%		311,864,657
Liabilities in Excess of Other Assets—(70.3%)		(128,786,434)
Net Assets—100.0%		$183,078,223

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is in default.
(e)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(f)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2022.
(g)	Escrow Security.
(h)	Illiquid security.
(i)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(j)	Non-income producing security.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

PLC	Public Limited Company
EUR	Euro Currency
GBP	British Pound Sterling
USD	U.S. Dollar

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
08/25/2022	Morgan Stanley & Co.	EUR	4,713,000	USD	4,827,265	$4,824,541	$(2,724)
Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/25/2022	Morgan Stanley & Co.	USD	53,620,960	GBP	44,723,000	$54,492,237	$(871,277)
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2022
abrdn Income Credit Strategies Fund

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
08/25/2022	Goldman Sachs & Co.	USD	1,228,842	EUR	1,200,000	$1,228,400	$442
08/25/2022	Morgan Stanley & Co.	USD	3,614,313	EUR	3,540,000	3,623,781	(9,468)
08/25/2022	Royal Bank of Canada	USD	90,811,863	EUR	88,806,000	90,907,749	(95,886)
08/25/2022	UBS AG	USD	3,198,432	EUR	3,131,000	3,205,100	(6,668)
						$153,457,267	$(982,857)
Unrealized appreciation on forward foreign currency exchange contracts							$442
Unrealized depreciation on forward foreign currency exchange contracts							$(986,023)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the “Valuation Time”), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:
Level 1 – quoted prices in active markets for identical investments;
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5